Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 18,131,826	$ 5,628,616	$ 2,499,355
Excise taxes	(4,836,748)	0	0
Net Revenue	13,295,078	5,628,616	2,499,355
Cost of sales	(7,183,029)	(3,684,925)	(1,713,774)
Gross profit	6,112,049	1,943,691	785,581
Operating expenses
Advertising and promotion	1,277,728	455,090	749,258
Automobile expenses	1,482	4,741	0
Data program expenses	1,042,216	288,804	0
Depreciation and amortization	501,364	272,616	92,700
Insurance	178,930	102,391	69,294
Office expenses	685,266	323,778	227,271
Professional fees and consulting	910,564	585,908	704,297
Provision for expected credit losses	0	134,083	0
Repair and maintenance expenses	219,169	0	0
Research expenses	0	89,268	181,750
Share-based payments	138,713	890,523	5,332,500
Travel	122,531	59,617	4,029
Wages and salaries	1,834,082	1,128,610	526,327
Write-down of inventory	0	0	63,169
Total operating expenses	6,912,045	4,335,429	7,950,595
Loss from operations	(799,996)	(2,391,738)	(7,165,014)
Other income (expense)
Accretion expense	0	0	(58,405)
Gain on settlement of accounts payable	21,000	53,396	0
Interest income	0	0	8,303
Interest expense	(343,918)	(276,597)	(399,248)
Loss on disposal of capital assets	0	(150,000)	0
Impairment loss recognised in profit or loss, goodwill	(1,672,233)	0	0
Loss on termination of license agreement	(1,542,492)	0	0
Realized loss on marketable securities	0	0	(1,500)
Loss before income taxes	(4,337,639)	(2,764,939)	(7,615,864)
Deferred income tax recovery	152,000	31,000	0
Income tax expense	(96,000)	(16,000)	0
Net loss and comprehensive loss	$ (4,281,639)	$ (2,749,939)	$ (7,615,864)
Net loss per share
Basic earnings (loss) per share	$ (0.07)	$ (0.05)	$ (0.19)
Diluted earnings (loss) per share	$ (0.07)	$ (0.05)	$ (0.19)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, Basic	59,230,848	50,225,704	39,695,235
Weighted average number of common shares outstanding, Diluted	59,230,848	50,225,704	39,695,235